Business Combination - Weighted-average useful life of the acquired identifiable intangible assets (Details) - USD ($)	Aug. 04, 2025	Dec. 31, 2025
Customer relationships
Business Combination
Useful Life Years		19 years
IC'Alps
Business Combination
Fair value	$ 17,665,000
Useful Life Years	15 years 3 months 18 days
IC'Alps | Customer relationships
Business Combination
Fair value	$ 12,772,000
Useful Life Years	19 years
IC'Alps | Accreditations
Business Combination
Fair value	$ 1,284,000
Useful Life Years	3 years
IC'Alps | Corp trade name
Business Combination
Fair value	$ 657,000
Useful Life Years	9 years
IC'Alps | Technology
Business Combination
Fair value	$ 1,526,000
Useful Life Years	9 years
IC'Alps | Software
Business Combination
Fair value	$ 163,000
Useful Life Years	9 years
IC'Alps | Backlog
Business Combination
Fair value	$ 1,263,000
Useful Life Years	2 years